General	12 Months Ended
Dec. 31, 2025
General [Abstract]
General

Note 1 - General

A.	Incorporation and operations

SaverOne 2014 Ltd. (the “Company”) was founded in Israel on November 16, 2014 and commenced its business activity on that date (the “Inception Date”) in development of the technology necessary to create a life-saving system that prevents certain uses of cell phones while driving a motor vehicle (the “SaverOne System”). Our principal executive offices are located at Em Hamoshavot Rd. 94, Petah Tikvah, 4970602 Israel.

B.	The Company’s business position and going concern uncertainty

The Company has not yet generated significant revenues from its sales and operations. From the Inception Date and through December 31, 2025, the Company reported significant losses and negative cash flows from operating activity. As of December 31, 2025, the Company has an accumulated deficit of NIS 199,991 and it had a comprehensive loss of NIS 29,443 for the year ended December 31, 2025. The balance of cash and cash equivalents as of December 31, 2025 amounted to NIS 14,144 together with other available resources may not be sufficient for the company to fund its planned operations and to meet its current and future obligations for the 12-months period subsequent to the reporting period.

The Company plans to finance its operations through the sale of equity and/or debt and is pursuing strategic collaborations, including entering subsequent to the reporting date, into a non-exclusive license agreement with VisionWave Holdings, Inc. an Israeli public company registered in Nasdaq (“VisionWave”),pursuant to which the Company obtained a worldwide, royalty-free license to use VisionWave’s RF technology for the development and commercialization of an RF-based platform for defense and security applications, (see Note 21B below). In addition, the Company is working to increase its revenues from sales of the SaverOne Systems and to reduce its operating expenses. However, there can be no assurance that the Company will succeed to implement its plans.

In order to utilize such credit or equity facilities, the Company must comply with applicable regulatory requirements, including those related to its continued listing on the Nasdaq. There can be no assurance that the Company will be able to satisfy these requirements in the future, and failure to do so may limit the Company’s ability to access these financing arrangements or to complete them. Furthermore, there can be no assurance that the Company will succeed in obtaining the necessary financing or generating sufficient revenues from product sales to meet its current obligations and to achieve its business targets. Those conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On June 5, 2023 (the “YA Effective Date”), the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd., Cayman Islands-based hedge fund (“Yorkville” or “YA”), under which the Company had the right to sell to Yorkville from time to time (each such occurrence, an “Advance”) up to $10,000 thousand (the “Commitment Amount”) of the Company’s ADSs, during a limited period of 48-months, at a price equal to 95% of the lowest of the 3 daily VWAPs, subject to certain limitations. Upon execution of the SEPA, Yorkville advanced the Company, an amount of $2,000 thousand out of the Commitment Amount in form of promissory note (the “First Promissory Note”) which accrued interest at an annual rate of 8%, with a 3% original issue discount and maturity at the 12-month anniversary of the date of issuance based on 12 equal monthly payments schedule settled either in cash or by issuance of Advance Shares.

During the period commencing on the YA Effective Date through December 31, 2023, the Company sold 33,034,240 Shares to Yorkville for a total purchase price of $3,394 thousand (approximately NIS 12,572) out of the Commitment Amount under the SEPA (including as partial repayment of the first Promissory Note).

On December 11, 2023, the Company and Yorkville entered into a first amendment to the SEPA pursuant to which Yorkville, advanced the Company additional $1,000 thousand (approx. NIS 3,708 before issuance costs) of the Commitment Amount in the form of a promissory Note (the “Second Promissory Note”) with substantially the same terms as the First Promissory Note and that will be repaid in 5 equal monthly installments beginning on the 150th day following the date of the Second Promissory Note’s issuance. On May 8, 2024 the Maturity Date of this Note was extended to July 8, 2024. The Second Promissory Note may be repaid with the proceeds of an Advance under the SEPA or repaid in cash.

On December 13, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company agreed to sell and issue to Yorkville through a registered direct offering (the “Registered Direct Offering”) 8,333,335 ordinary shares (represented by 193 ADSs) for total gross proceeds of $1,000 thousand (approximately NIS 3,685) See Note 13C4 below.

On March 25, 2024, the Company entered into second amendment to the SEPA, which is unconditional committed arrangement to raise additional capital, under which the Commitment Amount was increased to $15,000 thousand.

On June 25, 2024, the Company entered into a securities purchase agreement pursuant to which the Company agreed to sell and issue to two institutional investors through a registered direct offering 12,555,555 ordinary shares (represented by 291 ADSs) for total gross proceeds of $1,130 thousand (approximately NIS 4,222). See Note 13C4 below.

On July 16, 2024 the Company entered into a new Standby Equity Purchase Agreement (the “New SEPA”) with Yorkville, under which the Company had the right to sell to Yorkville from time to time up to $15,000 thousand (the “Commitment Amount”) of the Company’s ADS, during a limited period of 36-months following the execution of the New SEPA. Under the New SEPA, Yorkville advanced to the Company a principal amount of $3,000 thousand (the “Pre-Paid Advance”), evidenced by convertible promissory notes (the “Third Promissory Note”), which were convertible subject to Yorkville decision into Company’s ADSs. From the $3,000 thousand Pre-Paid Advance (approx. NIS 10,763) approx. $1,049 thousand was used to early repay the remaining amount of the Second Promissory Note and accordingly the net cash received amounted to $1,846 thousand (approx. NIS 6,903). Upon the effectiveness of the New SEPA, the previous SEPA was terminated.

On November 11, 2024, the Company issued to Yorkville, an unsecured non-convertible promissory note (the “Fourth Promissory Note”) in an amount of $1,000 thousand (the “Principal Amount” approx. NIS 3,629). The fourth Promissory Note was required to be matured on November 11, 2025, bears an interest at a rate of 8%, and was issued with a 3% original issue discount. The fourth Promissory Note was required to be repaid in 10 equal monthly installments beginning on the 90th day from the date of the issuance.

During the period commencing on the Effective Date of the New SEPA through December 31, 2024, the Company sold 74,793,290 ordinary shares (represented by ADSs) to Yorkville at fair value of $2,382 thousand (approximately NIS 8,860) as a partial repayment of the Third Promissory Notes in the amount of $2,250 thousand (approximately NIS 8,373).

On January 30, 2025, the Company entered into securities purchase agreements with certain institutional investors of selling through a registered direct offering an aggregate of 195,428,970 ordinary shares (represented by 4,524 ADSs) together with unregistered warrants (“the warrants”) to purchase ADSs up to an aggregate of 390,857,940 ordinary shares (exercisable up to 9,048 ADSs, with an exercise price of $383.88 per ADS) for gross amount of $1,520 thousand (approximately NIS 5,487). In addition, the Company issued to the Placement Agent warrants to purchase up to an aggregate of 13,680,000 ordinary shares (exercisable up to 317 ADS’s, with an exercise price of $419.88 per ADS) representing share-based payment of approx. NIS 191. The net amount received under such agreement was NIS 4,900.

During the year ended December 31, 2025, the Company sold to Yorkville  9,159,124,800 ordinary shares for a total of $8,065 (approximately NIS 28,838 ) out of the Commitment Amount under the New SEPA, of which NIS 21,962 through partial exercise of commitment amount under equity line and NIS 6,876 as partial repayment of Promissory Notes under the New SEPA.

On October 30, 2025, the Company entered into a new Standby Equity Purchase Agreement (the “SEPA III”) with Yorkville, under which the Company has the right to sell to Yorkville from time to time up to $50,000 thousand (the “Commitment Amount”) of the Company’s ADSs during a limited period of 36 months following the execution of the SEPA III. Under the New SEPA, Yorkville advanced to the Company a principal amount of $1,500 thousand which is evidenced by a promissory note (the “Promissory Note”). The Promissory Note bears interest at an annual rate of 8% and was issued with a 3% purchase discount. After deducting the original issue discount and legal fees, the net cash received by the Company amounted to approximately $1,430 thousand (approx. NIS 4,650). The Promissory Note may be repaid in cash or through issuance of ADSs pursuant to Advances under the SEPA III. Upon the effectiveness of the SEPA III, the New SEPA was terminated.

As of December 31, 2025 the Company sold and issue to Yorkville under SEPA III, 486,000,000 ordinary shares represented by 45,000 ADSs for total gross proceeds of $61 thousand (approximately NIS 195) as a partial repayment of the Promissory Note.

For further information the SEPA agreements see Note 13C3.

Since October 28, 2024, the Company effected several change in the ADS ratio with the most recent change after the reporting date (on February 25, 2026), the Company effected a change in the ADS ratio from one (1) ADS representing ten thousand eight hundred (10,800) Ordinary Shares, to one (1) ADS representing forty three thousand two hundred (43,200) Ordinary Shares. All ADS numbers in the financial statements were adjusted to reflect the most recent change in the ADS ratio,

C.	The impact of Regional Armed Conflict in Israel and Middle East

Beginning on October 7th, 2023, following the attack on the State of Israel by the terrorist organization Hamas and a combat front that was opened, simultaneously, with the terrorist organization Hezbollah, both of which were supported and financed, directly and indirectly, by Iran, the State of Israel declared a state of war and a large-scale mobilization of reserves (hereinafter – the “War”) and launched a campaign to protect the residents of the state and its borders. During the war, residents were evacuated from the affected areas, both around the “Gaza Strip” and on Israel’s border with the State of Lebanon. The war has, at times, a significant impact on the economic and business activity in the country, and it weighs heavily on the functional and operational continuity of businesses in Israel.

Due to the war, at the beginning of 2024, international rating agencies lowered Israel’s credit rating (and subsequently also of the five largest banks in Israel), along with a negative outlook and the possibility of another downgrade. On the other hand, it seems that the actual extent of the damage to the economic activity and general situation of the State of Israel was smaller than expected. In November 2024, a ceasefire was reached with the State of Lebanon, in the north of the country. However, the fighting in the Gaza Strip continues.

The Israeli military conducted further operations against Iranian assets. As a result, a state of emergency was declared in Israel, resulting in consequences and restrictions on the Israeli economy, which included, among other things, partial or complete closure of businesses, a “closed skies” policy and other limitations. After 12 days of hostilities, a ceasefire between Israel and Iran was reached in June 2025.

As of October 9, 2025, Israel and Hamas entered into a ceasefire agreement calling for a permanent end of the war. The ceasefires mark a potential shift towards stability in the region. If sustained, this could reduce the risk of potential disruptions to the Company’s business and the Israeli economy in general.

After the reporting date, on February 28, 2026, Israel and the United States launched a combined attack against government targets in Iran, prompting Iran to respond by firing missiles at Israel and other countries in the region. In response to these developments, the terrorist organization Hezbollah launched attacks against Israel, which expanded the front of combat on the northern border of the country. As a result, the Israeli government declared a state of emergency throughout the country, including restrictions on gatherings and a reduction in economic activity, except for essential workplaces, until March 12, 2026 which was later extended to March 26, 2026.

The Company’s management is continuously monitoring developments of the conflict in the region and acting in accordance with the directives of the various authorities. To date, management believes that the conflict did not have significant adverse effect on the company’s ability to access to financing arrangements, however the conflict might had an adverse effect on the company ability to achieve certain of its business targets on a timely manner, as expected by management (see also Note 1B above). Since these are events characterized by uncertainty, among other things, regarding the date of the end of the war and the indirect effects that may be caused by it, as of the date of approval of the financial statements by the Board of Directors, since this is an event beyond the Company’s control and characterized by uncertainty, inter alia as to when the War will end, the Company is unable to predict the intensity of the War impact on the Company’s financial condition and its operations results.